Note 2. Going Concern (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Going Concern [Abstract]
Net Income (Loss) Attributable to Parent	$ (4,103,145)	$ (909,691)
Net Cash Provided by (Used in) Operating Activities	(267,827)	(290,234)
Working Capital Deficit	$ 575,981